Related Parties - Summery of Information About Key Management Personnel (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Percentage saving allowances	3.50%	3.50%
Collective saving allowances for loss pension benefits	€ 103,317	€ 101,519